FOUNDER AND ADMINISTRATOR
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER
PACIFIC CENTURY TRUST
a division of
BANK OF HAWAII
Financial Plaza of the Pacific
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Diana P. Herrmann, President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
100 East Broad Street
Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT AUDITORS
KPMG LLP
345 Park Avenue
New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.


ANNUAL
REPORT

MARCH 31, 1999

                                    HAWAIIAN
                                    TAX-FREE
                                      TRUST

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

                          A TAX-FREE INCOME INVESTMENT


[Logo of Aquilasm Group of Funds: eagle's head inside of an oval.]

                                   ONE OF THE
                             AQUILAsm GROUP OF FUNDS

                   SERVING HAWAII INVESTORS FOR OVER A DECADE

                             HAWAIIAN TAX-FREE TRUST

                                  ANNUAL REPORT

                    "THE BEST THINGS IN LIFE CAN BE TAX-FREE"


May 17, 1999

Dear Fellow Shareholder:

     When you compare TAX-FREE municipal bonds with taxable high-quality U.S. Treasuries of similar maturity, we think it is fair to say,

                   "THE BEST THINGS IN LIFE CAN BE TAX-FREE."

     You actually get to keep more of your return - in dollars and cents - with the TAX-FREE investment, than you do with the taxable investment, when you take into consideration the effect of taxes you pay.

     SEEING IS BELIEVING

     Let us show you the mathematics of how this works out. Let's suppose you purchase a $1,000 15-year U.S. Treasury bond yielding 5.7% and a $1,000 tax-free municipal bond with a maturity of 15 years yielding 4.6%. Your investments would look as follows:


                                         U.S. TREASURY*             TAX-FREE*

           Interest Income                   $57.00                   $46.00
           Federal Tax Bracket                   28%                      28%
           Federal Tax Paid                  $15.96                   $   -0-
           Net Income Retained               $41.04                   $46.00


     Even though on the surface the U.S. Treasury appears to be yielding higher than the TAX-FREE municipal, once you take into consideration the effect of Federal taxes, this is not the case. The TAX-FREE investment allows you to keep more money in your pocket. State taxes do not apply with either investment.

     Obviously, investors in Federal income tax brackets higher than 28% will obtain an even greater advantage.

     Of course, only you can make the decision as to the right asset allocation for your investment money. However, given the fact that there is a favorable ratio of TAX-FREE vs. taxable bonds, we believe it is fair to say that,

                   "THE BEST THINGS IN LIFE CAN BE TAX-FREE."

      THE TAX-FREE BONDS IN THE TRUST'S PORTFOLIO

     When you look over the portfolio of Hawaiian Tax-Free Trust, you will see that it contains only high quality TAX-FREE municipal bonds. Additionally, the maturity of the overall portfolio of the Trust has a relatively intermediate character. Each of these factors with the tax-free bonds in the Trust's portfolio lends itself to the kind of investment with the Trust that allows you to "SLEEP WELL AT NIGHT."

      THE OTHER BENEFITS OF YOUR INVESTMENT

     There are other benefits inherent in your investment in Hawaiian Tax-Free Trust. These benefits are very tangible and are ones that you can take pride in and say,

                "THE BEST THINGS IN LIFE CAN TRULY BE TAX-FREE."

     The TAX-FREE bonds in the Trust help finance a variety of public purpose projects throughout Hawaii. These are the kind of projects that benefit you and your neighbors.

     For example, have you:

-   flown out of Keahole-Kona airport for business or vacation?

-   attended concerts at the Maui Arts & Cultural Center?

-   depended on the services of Koloa Fire Station?

-   seen a grandchild for the first time at St. Francis Medical Center?

     If so, that's your money in the Trust at work with these projects. The money that you and other shareholders have invested in the Trust has helped build each of these and many more beneficial projects for citizens throughout the islands of Hawaii.

     Just remember how proud and excited you were the day you sat behind the wheel of your first car, or walked into your first home. It was your hard-earned dollars that paid for these comforts.

     Well, in another sense, you can be equally proud and excited about the projects you have helped finance with your investment in Hawaiian Tax-Free Trust within your community and throughout the State of Hawaii. It is your hard-earned dollars that have helped build the St. Francis Medical Center, the Keahole-Kona airport, the Maui Arts & Cultural Center, the Koloa Fire Station, and a variety of other projects throughout Hawaii that the Trust has helped finance.

     Truly, it is with your investment and that of other shareholders that Hawaiian Tax-Free Trust helped build the benefits that you can see and reach out and touch.

     In a very real sense, these municipal projects belong to you and came to fruition through your hard work and investments in the Trust. Thus, not only do you get TAX-FREE** income advantages through your investment in Hawaiian Tax-Free Trust, but, also, you can literally take pride in saying that through the benefits of these projects,

                   "THE BEST THINGS IN LIFE CAN BE TAX-FREE."

      YOUR CONFIDENCE APPRECIATED

     You can be assured that all those associated with the management of your investment in Hawaiian Tax-Free Trust are consistently working in your best interest. We very much value you as a shareholder and appreciate the confidence you have shown in the Trust.

Sincerely,

Diana P. Herrmann
President

Lacy B. Herrmann
Chairman, Board of Trustees


* The investment examples given, while realistic, are for illustrative purposes only, and are strictly hypothetical in nature. They do not represent the performance of any particular investment. For simplicity, a stable net asset value has been assumed over the life of each investment and the effect of dividend reinvestment was not taken into account. Of course, the actual rate of return and share price of a municipal bond fund, such as Hawaiian Tax-Free Trust, will fluctuate with general interest rate changes. Thus, redemption price may be more or less than original purchase price.

** Some portion of dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT), for certain investors.

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Hawaiian Tax-Free Trust for the 10-year period ended March 31, 1999 as compared with the Lehman Brothers Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.




[Graphic of a line graph with the following information:]

                                           TRUST'S CLASS A SHARES
                                         ----------------------------
       LEHMAN BROTHERS
         MUNICIPAL          COST OF          WITH          WITHOUT
         BOND INDEX      LIVING INDEX    SALES CHARGE    SALES CHARGE
       ---------------   ------------    ------------    ------------
3/89      $10,000          $10,000         $ 9,600         $10,000
3/90       11,055           10,515          10,456          10,889
3/91       12,075           11,700          11,030          11,233
3/92       13,282           11,382          12,258          12,767
3/93       15,240           11,726          13,596          14,161
3/94       15,593           12,037          14,109          14,694
3/95       16,757           12,372          14,715          15,326
3/96       18,161           12,723          15,755          16,409
3/97       19,154           13,075          16,471          17,155
3/98       21,206           13,255          18,031          18,779
3/99       22,519           13,492          18,957          19,744




                           AVERAGE ANNUAL TOTAL RETURN
                        FOR PERIODS ENDED MARCH 31, 1999

                                                                    SINCE
                             1 YEAR     5 YEARS    10 YEARS       INCEPTION
                             ------     -------    --------   ------------------
Class A (2/20/85)
   With Sales Charge......    0.93%      5.53%      6.60%      7.61%
   Without Sales Charge...    5.17%      6.41%      7.04%      7.93%

Class C (4/1/96)
   With CDSC..............    3.41%                            5.40%
   Without CDSC...........    4.45%                            5.40%

Class Y (4/1/96)
   No Sales Charge........    5.45%                            7.26%

Lehman Index..............    6.20%      7.63%      8.56%      9.50% (Class A)
                                                               7.43% (Class C&Y)

     Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each classes' income may be subject to federal and state income taxes and/or the federal alternative minimum tax. Past performance is not predictive of future investment results.

MANAGEMENT DISCUSSION

     During the latest fiscal year of Hawaiian Tax-Free Trust ended March 31, 1999, the domestic economy of the United States continued to show unabated strength. Productivity continued to rise, unemployment continued to drop, and inflation continued at a very low level. These factors had their positive effect upon the equity markets.

     As a result, over this latest fiscal year period, the focus of investors continued to be primarily on rising equity type investments. Although there was a short-term correction in the equity markets during the third calendar quarter of 1998, stock prices snapped backed quickly and generally continued their upward trend, although on a more selective basis.

     The Federal Reserve eased interest rates three times during 1998. This, in turn, set the stage for generally lower interest rates of U.S. Treasuries and municipal bonds. During the fiscal year of the Trust, the action of the Federal Reserve lowered interest rates from 5.50% to 4.75%. However, the 30-year Treasury bond showed a net decline of only 1/4 of 1% over the course of the fiscal year and long-term municipal bonds experienced a lesser decline of 1/10 of 1% during the same period.

     The rate lowering action of the Federal Reserve had the result of an increase nationally in the supply of high-grade municipal securities. This reflected the desire on the part of many municipal authorities to refinance existing securities. As a result, during the latter part of the year 1998, the ratio of yield on municipal securities versus that of similar maturity U.S. Treasuries became extremely attractive for the ownership of municipal securities. While this situation has corrected itself somewhat since then, the ratio of tax-free vs. taxable yields still very much favors ownership of municipal securities.

     Unfortunately, the general economic strength witnessed by the U.S. economy as a whole did not reflect itself in the economic situation in Hawaii. Due to a variety of factors, the economy of Hawaii continued to be relatively soft. While the Hawaii economy has not grown at the same rate as the general national trend, we feel that the present local situation in Hawaii, while not bright, is far from being overly pessimistic. The interest rates on municipal bonds issued by the State and its various state-wide projects have made Hawaii bonds attractive relative to the national market.

     The Trust continues to emphasize high credit quality and capital safety in management of its investment portfolio. We seek the balanced objectives of high after-tax income and capital preservation. While we do not visualize any significant problems with the various municipal obligations held by the Trust, it has been the general policy of Pacific Century Trust, the Trust's Investment Adviser, to have a substantial portion of the Trust's portfolio insured. At present, approximately 75% of the assets of the Trust are rated AAA. Of this amount, 71% are insured to AAA by specialized insurance companies which, in turn, have AAA credit ratings themselves. A credit rating of AAA is the highest possible level of quality attainable. It is our desire to provide the maximum degree of comfort to investors so that they may "sleep well at night" knowing that their investment in the Trust is as safe and as secure as reasonable.

     It is the intent of the Trust to maintain this high quality position over the upcoming fiscal year. Very little yield has been sacrificed by this action, but more importantly, a high level of safety for shareholders' invested capital has been achieved. Management is well aware that a substantial number of our shareholders are retirees or pre-retirees who very much want to retain the value of their assets in the Trust and look to Hawaiian Tax-Free Trust to achieve this objective.

[Logo of KPMG: the letters 'KPMG' in front of four black rectangles]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Hawaiian Tax-Free Trust:

     We have audited the accompanying statement of assets and liabilities of Hawaiian Tax-Free Trust, including the statement of investments, as of March 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian. As to securities purchased but not received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used, and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaiian Tax-Free Trust as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

KPMG LLP

New York, New York
April 27, 1999

                             HAWAIIAN TAX-FREE TRUST
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 1999

                                                                              RATING
      FACE                                                                   MOODY'S/
     AMOUNT       HAWAII  (95.8%)                                              S&P              VALUE
---------------   -----------------------------------------------------      --------      --------------

                  Board of Regents, University of Hawaii                      Aaa/AAA
                     University System Revenue Bonds,
                     Series G, AMBAC Insured,
$     2,910,000        5.650%, 10/01/01                                                    $    3,073,688
      4,290,000        5.700%, 10/01/17                                                         4,483,050
                  Board of Regents, University of Hawaii                      Aaa/AAA
                     University System Revenue Bonds,
                     Series I, FGIC Insured,
      1,110,000        5.300%, 10/01/08                                                         1,179,375
      2,825,000        5.500%, 10/01/18                                                         2,938,000
                  Board of Water Supply, City and County                      Aaa/AAA
                     of Honolulu, Hawaii Water System
                     Revenue Bonds, Series 1996, MBIA Insured,
      1,090,000        5.400%, 07/01/09                                                         1,160,850
      1,750,000        5.800%, 07/01/16                                                         1,879,063
      1,500,000        5.800%, 07/01/21                                                         1,603,125
                  City and County of Honolulu                                 NR/NR*
                     Multifamily Housing Revenue Bonds
                     (Cambridge Park Project) 1988 Series A,
      8,000,000        5.850%, 12/01/02                                                         8,080,000
                  City and County of Honolulu, Hawaii                         Aaa/AAA
                     General Obligation Bonds Series A,
                       FGIC/MBIA+ Insured
      5,385,000        7.300%, 07/01/03                                                         6,091,781
      2,895,000        7.350%, 07/01/05                                                         3,405,244
      4,790,000        7.350%, 07/01/06                                                         5,712,075
      9,970,000        7.350%, 07/01/07                                                        12,038,775
        850,000        5.000%, 11/01/07+                                                          899,938
        270,000        5.250%, 11/01/07+                                                          290,588
        500,000        5.500%, 11/01/07+                                                          546,875
      3,600,000        7.350%, 07/01/08                                                         4,405,500
        560,000        5.625%, 09/01/08                                                           620,200
      1,615,000        6.000%, 11/01/09+                                                        1,820,913
        600,000        6.000%, 11/01/09+                                                          686,250
      1,090,000        6.000%, 11/01/10+                                                        1,234,425
        410,000        6.000%, 11/01/10+                                                          470,988
      4,855,000        6.000%, 01/01/11                                                         5,467,944
        970,000        6.000%, 01/01/11                                                         1,105,800
      3,205,000        5.750%, 04/01/11                                                         3,529,506
        795,000        5.750%, 04/01/11                                                           886,425
        420,000        6.000%, 01/01/12                                                           479,325
      2,080,000        6.000%, 01/01/12                                                         2,337,400
        765,000        5.750%, 04/01/13                                                           855,844
      3,035,000        5.750%, 04/01/13                                                         3,342,294
        730,000        5.250%, 11/01/13+                                                          751,900
        440,000        5.625%, 09/01/14                                                           467,500
      1,335,000        5.500%, 11/01/14+                                                        1,391,738
      2,280,000        5.000%, 11/01/15+                                                        2,291,400
                  City and County of Honolulu, Hawaii                         Aaa/AAA
                     General Obligation Bonds Series B, FGIC Insured
      1,245,000        5.000%, 11/01/07                                                         1,325,925
        470,000        5.000%, 11/01/07                                                           500,550
        940,000        5.000%, 11/01/07                                                         1,001,100
        820,000        5.000%, 11/01/07                                                           873,300
      2,490,000        5.500%, 10/01/11                                                         2,739,000
      7,310,000        5.500%, 10/01/11                                                         7,931,350
        930,000        5.000%, 11/01/13                                                           948,600
      1,060,000        5.000%, 11/01/14                                                         1,070,600
        530,000        5.000%, 11/01/16                                                           530,663
      1,400,000        5.000%, 11/01/17                                                         1,393,000
      4,000,000        5.000%, 07/01/19                                                         3,940,000
      1,395,000        5.000%, 07/01/20                                                         1,370,588
                  City and County of Honolulu, Hawaii                         Aaa/AAA
                     General Obligation Bonds Series C, FGIC Insured,
      2,510,000        5.000%, 07/01/18                                                         2,481,763
                  City and County of Honolulu Hawaii                          Aaa/AAA
                     General Obligation Bonds, Refunding
                     and Improvement Series, 1993B
                     Fixed Rate Bonds, FGIC Insured,
      1,050,000        6.000%, 12/01/15                                                         1,189,125
                  City and County of Honolulu, Hawaii                         Aaa/AAA
                     General Obligation Water Bonds,
                     Series 1992, MBIA Insured,
      1,125,000        6.000%, 12/01/12                                                         1,271,250
                  City and County of Honolulu                                 NR/NR*
                     Improvement District No. 261
                     (Halawa Business Park), Improvement
                     District Bonds,
        365,000        6.700%, 10/15/04                                                           405,150
        355,000        6.800%, 10/15/05                                                           398,931
        345,000        6.900%, 10/15/06                                                           387,694
                  City and County of Honolulu                                 Aaa/AAA
                     Mortgage Revenue Refunding-FHA
                     District No. 221 Bonds
                     MBIA FHA Insured
      2,910,000        7.800%, 07/01/24                                                         3,095,513
                  City and County of Honolulu                                 Aaa/AAA
                     Wastewater Systems Revenue Bonds
                     First Bond Resolution
                     FGIC Insured
     12,000,000        4.750%, 07/01/28                                                        11,325,000
                  City and County of Honolulu                                 Aaa/AAA
                     Wastewater Systems Revenue Bonds
                     Second Bond Resolution-Junior Series
                     FGIC Insured
      6,055,000        5.000%, 07/01/23                                                         5,964,175
                  Kauai County General Obligation                              A/NR
                     Escrowed to Maturity Bonds,
        615,000        9.000%, 08/01/04                                                           760,294
                  County of Kauai, State of Hawaii                            Aaa/AAA
                     General Obligation Refunding Bonds,
                     1992 Series A,B & C, AMBAC Insured,
        930,000        5.250%, 08/01/01                                                           964,875
        330,000        5.450%, 08/01/03                                                           350,213
      1,030,000        5.450%, 08/01/03                                                         1,093,088
        435,000        5.900%, 08/01/08                                                           485,025
      1,355,000        5.900%, 08/01/08                                                         1,510,825
      1,300,000        5.950%, 08/01/10                                                         1,462,500
                  County of Kauai, State of Hawaii                            Aaa/AAA
                     General Obligation Refunding Bonds,
                     Series 1994A & 1994B, MBIA Insured,
        365,000        5.200%, 02/01/02                                                           378,688
        460,000        5.300%, 02/01/03                                                           482,425
        190,000        5.300%, 02/01/03                                                           199,263
        185,000        5.400%, 02/01/04                                                           196,331
        215,000        5.500%, 02/01/05                                                           230,319
        215,000        5.600%, 02/01/06                                                           231,125
      1,010,000        5.700%, 02/01/07                                                         1,085,750
                  County of Maui, Hawaii General                              Aaa/AAA
                     Obligation Refunding Bonds Series A,
                     MBIA Insured,
      1,075,000        6.000%, 06/01/15                                                         1,158,313
                  County of Maui, Hawaii General                              Aaa/AAA
                     Obligation Refunding Bonds 1995, FGIC Insured,
        930,000        5.050%, 06/01/08                                                           966,038
        980,000        5.050%, 06/01/09                                                         1,013,075
      1,040,000        5.150%, 06/01/10                                                         1,076,400
      1,100,000        5.200%, 06/01/11                                                         1,135,750
      1,160,000        5.200%, 06/01/12                                                         1,191,900
      1,230,000        5.200%, 06/01/13                                                         1,257,675
      1,300,000        5.250%, 06/01/14                                                         1,329,250
      1,380,000        5.250%, 06/01/15                                                         1,405,875
                  County of Maui, Hawaii General                              Aaa/AAA
                     Obligation Refunding Bonds 1993
                     Series B, C, D & E, FGIC Insured,
      1,815,000        5.000%, 09/01/07                                                         1,878,525
      2,125,000        5.000%, 09/01/08                                                         2,194,063
      1,000,000        5.000%, 09/01/09                                                         1,028,750
      1,000,000        5.000%, 09/01/10                                                         1,025,000
      3,000,000        5.125%, 12/15/11                                                         3,082,500
      1,045,000        5.125%, 12/15/13                                                         1,063,288
                  County of Maui, Hawaii General                              Aaa/AAA
                     Obligation 1997 Series A, FGIC Insured,
      1,130,000        5.250%, 09/01/13                                                         1,169,550
      1,265,000        5.250%, 09/01/15                                                         1,298,206
      1,335,000        5.250%, 09/01/16                                                         1,363,369
                  County of Maui, Hawaii General                              Aaa/AAA
                     Obligation 1998 Series A, FGIC Insured,
      1,200,000        5.125%, 03/01/14                                                         1,225,500
      1,050,000        5.125%, 03/01/16                                                         1,061,813
      2,590,000        5.250%, 03/01/18                                                         2,625,613
                  Maui County Water System                                    Aaa/AAA
                     Revenue Pre-Refunded Bonds, FGIC Insured,
      1,225,000        6.200%, 12/01/03                                                         1,319,938
      1,300,000        6.300%, 12/01/04                                                         1,404,000
      1,390,000        6.400%, 12/01/05                                                         1,504,675
      1,280,000        6.500%, 12/01/06                                                         1,385,600
      1,250,000        6.600%, 12/01/07                                                         1,356,250
      1,500,000        6.650%, 12/01/08                                                         1,629,375
      1,470,000        6.650%, 12/01/09                                                         1,596,788
      1,860,000        6.700%, 12/01/10                                                         2,025,075
      1,560,000        6.700%, 12/01/11                                                         1,698,450
                  Department of Budget and Finance of                         NR/AA-
                     the State of Hawaii Special Purpose
                     Revenue Bonds (Citizens Utilities
                     Company Project),
      3,400,000        6.900%, 11/01/15                                                         3,494,316
      5,000,000        6.600%, 07/01/22                                                         5,368,750
                  Department of Budget and Finance of                         Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue Bonds (Lutheran Good
                     Samaritan Society Project), AMBAC Insured,
      1,705,000        4.700%, 11/01/06                                                         1,758,281
                  Department of Budget and Finance of                         Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue Bonds (Hawaiian Electric Company, Inc.
                     Series A), MBIA Insured,
      5,000,000        5.650%, 10/01/27                                                         5,312,500
                  Department of Budget and Finance of                         A1/AA-
                     the State of Hawaii Special Purpose
                     Revenue Bonds (The Queens Health System,
                     Series A)
      1,000,000        3.000%, 07/01/26                                                         1,000,000
                  Department of Budget and Finance of                         Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue Bonds (The Queens Health System,
                     Series B), MBIA Insured,
      8,000,000        5.250%, 07/01/23                                                         8,070,000
                  Department of Budget and Finance of                         Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue Bonds (The Evangelical Lutheran Good
                     Samaritan Society), Refunding Series 1993,
                     AMBAC Insured,
        700,000        4.400%, 11/01/01                                                           713,125
        730,000        4.500%, 11/01/02                                                           744,600
                  Department of Budget and Finance of                         Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue Bonds (Hawaiian Electric
                     Light Company, Inc. Project), MBIA Insured,
      5,600,000        7.200%, 12/01/14                                                         5,858,272
                  Department of Budget and Finance of                         Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue Bonds (Hawaiian Electric
                     Co., Inc., and Subsidiaries Projects),
                     Series 1995A, MBIA Insured,
     13,000,000        6.600%, 01/01/25                                                        14,397,500
                  Department of Budget and Finance of                         Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue (Kapiolani Health Care
                     System) Series 1993, MBIA Insured,
      1,000,000        6.300%, 07/01/08                                                         1,095,000
      6,000,000        6.400%, 07/01/13                                                         6,585,000
                  Department of Budget and Finance of                         Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue (Kapiolani Health Care
                     System) Series 1996, MBIA Insured,
      1,000,000        6.000%, 07/01/11                                                         1,103,750
      1,000,000        6.200%, 07/01/16                                                         1,111,250
      1,000,000        6.250%, 07/01/21                                                         1,112,500
                  Department of Budget and Finance of                         AAA/AAA
                     the State of Hawaii Special Purpose
                     Revenue Pre-Refunded Bonds -
                     Kapiolani Health Care System
                     (Pali Momi Medical Center
                     Project), Series 1991,
      3,000,000        7.600%, 07/01/10                                                         3,315,000
     11,200,000        7.650%, 07/01/19                                                        12,390,000
                  Department of Budget and Finance of                         Aa3/AA
                     the State of Hawaii Special Purpose
                     Revenue Bonds (The Queen's Health
                     System), Series A,
      4,000,000        6.050%, 07/01/16                                                         4,350,000
      8,625,000        6.000%, 07/01/20                                                         9,293,438
      3,500,000        5.750%, 07/01/26                                                         3,653,125
                  Department of Budget and Finance of                         Aaa/AAA
                     the State of Hawaii Special Purpose
                     Revenue Bonds (St. Francis Medical
                     Centers), Refunding Series 1992,
                     FSA Insured,
     20,000,000        6.500%, 07/01/22                                                        21,725,000
                  Department of Hawaiian Home Lands                           NR/NR*
                     (State of Hawaii) Revenue Bonds,
                     Series 1991,
        700,000        6.900%, 07/01/99                                                           704,963
        745,000        7.000%, 07/01/00                                                           772,938
        800,000        7.100%, 07/01/01                                                           851,000
        855,000        7.200%, 07/01/02                                                           936,225
        915,000        7.300%, 07/01/03                                                         1,004,213
        985,000        7.400%, 07/01/04                                                         1,082,269
      1,055,000        7.500%, 07/01/05                                                         1,161,819
      1,135,000        7.550%, 07/01/06                                                         1,251,338
      1,225,000        7.600%, 07/01/07                                                         1,352,094
      1,415,000        7.650%, 07/01/09                                                         1,563,575
      1,520,000        7.650%, 07/01/10                                                         1,679,600
      1,640,000        7.650%, 07/01/11                                                         1,812,200
                  Department of Hawaiian Home Lands                            A3/NR
                     (State of Hawaii) Revenue Bonds,
                     Series 1999,
      1,310,000        4.150%, 07/01/08                                                         1,288,713
      1,525,000        4.350%, 07/01/10                                                         1,494,500
      1,245,000        4.450%, 07/01/11                                                         1,212,319
                  Department of Transportation of the                          NR/A-
                     State of Hawaii Special Facility
                     Revenue Bonds (Matson Terminals,
                     Inc.), Refunding Series 1993,
     11,875,000        5.750%, 03/01/13                                                        12,275,781
                  Housing Finance and Development                             Aaa/AAA
                     Corporation (State of Hawaii)
                     University of Hawaii Faculty
                     Housing Project, AMBAC Insured,
      2,125,000        5.650%, 10/01/16                                                         2,239,219
      4,000,000        5.700%, 10/01/25                                                         4,220,000
                  Housing Finance and Development                              A1/NR
                     Corporation (State of Hawaii) Rental Housing
                     System Revenue Bonds of 1993 Series A,
      2,000,000        5.600%, 07/01/12                                                         2,070,000
      3,000,000        5.700%, 07/01/18                                                         3,078,750
                  Housing Finance and Development                             Aa1/AA
                     Corporation (State of Hawaii) Single Family
                     Mortgage Purchase Revenue Bonds, Series B
      4,805,000        7.000%, 07/01/31                                                         5,093,300
                  Housing Finance and Development                             Aa1/AA
                     Corporation (State of Hawaii) Single
                     Family Mortgage Purchase Revenue Bonds,
                     AMT-Series A
      8,295,000        6.000%, 07/01/26                                                         8,564,588
                  Housing Finance and Development                             Aa1/AA
                     Corporation (State of Hawaii) Single
                     Family Mortgage Purchase Revenue
                     Bonds of 1994 Series A & B,
      2,500,000        5.700%, 07/01/13                                                         2,584,375
     16,750,000        5.850%, 07/01/17                                                        17,315,313
                  Housing Finance and Development                             Aa1/AA
                     Corporation (State of Hawaii) Single
                     Family Mortgage Purchase Revenue
                     Bonds of 1997 Series A, FNMA Insured,
     19,735,000        5.750%, 07/01/30                                                        20,499,731
                  Housing Finance and Development                             Aa1/AA
                     Corporation (State of Hawaii) Single
                     Family Mortgage Purchase Revenue
                     Bonds of 1997 Series B, FNMA Insured,
      9,350,000        5.450%, 07/01/17                                                         9,595,438
                  Housing Finance and Development                             Aa1/AA
                     Corporation (State of Hawaii) Single
                     Family Mortgage Purchase Revenue
                     Bonds of 1998 Series B, FNMA Insured,
      6,800,000        5.300%, 07/01/28                                                         6,851,000
                  Housing Finance and Development                             Aa1/AA
                  Corporation (State of Hawaii) Single
                     Family Mortgage Purchase Revenue
                     Bonds of 1998, AMT-Series A, FNMA Insured,
      4,285,000        5.400%, 07/01/30                                                         4,327,850
                  County of Hawaii, Hawaii General                            Aaa/AAA
                     Obligation Bonds Refunding and
                     Improvement Series 1993A, FGIC Insured,
      1,000,000        5.200%, 05/01/04                                                         1,055,000
      2,700,000        5.450%, 05/01/07                                                         2,902,500
      3,170,000        5.500%, 05/01/08                                                         3,431,525
      2,500,000        5.550%, 05/01/09                                                         2,715,625
      4,905,000        5.600%, 05/01/11                                                         5,352,581
      1,000,000        5.600%, 05/01/12                                                         1,087,500
      1,000,000        5.600%, 05/01/13                                                         1,086,250
                  County of Hawaii, Hawaii Public Improvement                 Aaa/AAA
                     Bonds of 1996 Series A, FGIC Insured,
      1,440,000        4.500%, 02/01/05                                                         1,468,800
      1,900,000        5.000%, 02/01/11                                                         1,952,250
      1,970,000        5.100%, 02/01/12                                                         2,024,175
      2,205,000        5.200%, 02/01/14                                                         2,260,125
      2,440,000        5.200%, 02/01/16                                                         2,479,650

                  Hawaii Community Development Authority                      NR/NR*
                     Improvement District Bonds (Kakaako
                     Community Development District
                     Improvement District 3),
        160,000        7.000%, 07/01/99                                                           161,171
        995,000        7.300%, 07/01/04                                                         1,062,163
      1,490,000        7.400%, 07/01/10                                                         1,584,988
                  Hawaii Community Development Authority                      NR/NR*
                     Improvement District Refunding Bonds
                     (Kakaako Community Development
                     District Improvement District 1),
        235,000        4.700%, 07/01/99                                                           235,496
        245,000        4.850%, 07/01/00                                                           247,756
        255,000        5.000%, 07/01/01                                                           260,100
        270,000        5.100%, 07/01/02                                                           277,088
        280,000        5.200%, 07/01/03                                                           289,800
        300,000        5.300%, 07/01/04                                                           312,000
        230,000        5.400%, 07/01/05                                                           240,063
                  Hawaii Community Development Authority                      NR/NR*
                     Improvement District Refunding Bonds
                     (Kakaako Community Development
                     District Improvement District 2),
        315,000        4.700%, 07/01/99                                                           315,665
        325,000        4.850%, 07/01/00                                                           328,656
        345,000        5.000%, 07/01/01                                                           351,900
        355,000        5.100%, 07/01/02                                                           364,319
        375,000        5.200%, 07/01/03                                                           388,125
        395,000        5.300%, 07/01/04                                                           410,800
        420,000        5.400%, 07/01/05                                                           438,375
        435,000        5.500%, 07/01/06                                                           454,031
        465,000        5.600%, 07/01/07                                                           487,088
        390,000        5.700%, 07/01/08                                                           408,525
                  State of Hawaii Airport System                              Aaa/AAA
                     Revenue Bonds, MBIA/FGIC+ Insured,
      1,150,000        5.250%, 07/01/00                                                         1,174,438
      6,455,000        6.900%, 07/01/12                                                         7,713,725
      3,000,000        7.000%, 07/01/18 +                                                       3,240,000
      4,025,000        7.000%, 07/01/18                                                         4,347,000
      1,000,000        6.750%, 07/01/21                                                         1,072,500
                  State of Hawaii General Obligation                          Aaa/AAA
                     Bonds, FGIC Insured,
      2,000,000        5.750%, 01/01/11                                                         2,207,500
      3,700,000        6.000%, 10/01/11                                                         4,185,625
      3,500,000        6.000%, 10/01/12                                                         3,950,625
                  State of Hawaii General Obligation                          Aaa/AAA
                     Bonds of 1997, Series CP, FGIC Insured,
      4,195,000        5.000%, 10/01/14                                                         4,236,950
      3,000,000        5.000%, 10/01/15                                                         3,018,750
      1,000,000        5.000%, 10/01/16                                                         1,001,250
      7,195,000        5.000%, 10/01/17                                                         7,159,025
                  State of Hawaii General Obligation                          Aaa/AAA
                     Bonds of 1996, Series CM, FGIC Insured,
      3,000,000      6.500%, 12/01/15                                                           3,570,000
                  State of Hawaii General Obligation                          Aaa/AAA
                     Bonds of 1997, Series CN, FGIC Insured,
      1,000,000        5.250%, 03/01/13                                                         1,033,750
      5,950,000        5.250%, 03/01/15                                                         6,098,750
      7,000,000        5.500%, 03/01/16                                                         7,717,500
      1,000,000        5.250%, 03/01/17                                                         1,016,250
                  State of Hawaii General Obligation                          Aaa/AAA
                     Bonds of 1998, Series CR, MBIA Insured,
      5,000,000        5.000%, 04/01/16                                                         5,006,250
     12,000,000        5.000%, 04/01/17                                                        11,940,000
                  State of Hawaii General Obligation                          Aaa/AAA
                     Refunding Bonds of 1993, Series CH,
                     FGIC Insured,
      5,000,000        6.000%, 11/01/07                                                         5,593,750
      3,390,000        6.000%, 11/01/08                                                         3,813,750
                  State of Hawaii General Obligation                          Aaa/AAA
                     Refunding Bonds of 1993, Series CL,
                     FGIC Insured,
      2,305,000        6.000%, 03/01/11                                                         2,598,888
                  State of Hawaii Harbor Capital                              Aaa/AAA
                     Improvements Revenue Bonds, MBIA Insured,
      2,205,000        6.200%, 07/01/08                                                         2,381,400
      3,850,000        5.750%, 07/01/17                                                         4,109,875
                  State of Hawaii Harbor Capital                              Aaa/AAA
                     Improvements Revenue Bonds, MBIA Insured,
     14,000,000        7.250%, 07/01/10                                                        14,805,000
      1,200,000        7.000%, 07/01/17                                                         1,264,500
                  State of Hawaii Harbor Revenue Bonds,                       Aaa/AAA
                     Series 1992, FGIC Insured,
      3,850,000        6.500%, 07/01/19                                                         4,172,438
                  State of Hawaii Harbor Revenue Bonds,                       Aaa/AAA
                     Refunding Series 1993, FGIC Insured,
      1,260,000        6.050%, 07/01/04                                                         1,381,275
      1,225,000        6.150%, 07/01/05                                                         1,344,438
                  State of Hawaii Harbor Revenue Bonds,                       Aaa/AAA
                     Series of 1994, FGIC Insured,
      1,000,000        6.250%, 07/01/09                                                         1,101,250
      1,000,000        6.250%, 07/01/10                                                         1,097,500
      3,725,000        6.250%, 07/01/15                                                         4,064,906
     10,180,000        6.375%, 07/01/24                                                        11,172,550
                  State of Hawaii Highway Revenue                             Aaa/AAA
                     Bonds Series 1993, FGIC Insured,
      4,000,000        4.875%, 07/01/07                                                         4,135,000
      3,900,000        5.000%, 07/01/08                                                         4,046,250
      2,255,000        5.000%, 07/01/09                                                         2,322,650
      4,575,000        5.000%, 07/01/10                                                         4,689,375
      2,220,000        5.000%, 07/01/11                                                         2,264,400
      3,850,000        5.000%, 07/01/12                                                         3,902,927
      2,750,000        5.000%, 07/01/13                                                         2,777,500
      1,000,000        5.000%, 07/01/16                                                         1,001,250
                  State of Hawaii Highway Revenue                             Aaa/AAA
                     Bonds Series 1996, FGIC Insured,
      3,705,000        5.600%, 07/01/13                                                         3,936,552
      2,000,000        5.250%, 07/01/16                                                         2,045,000
                  State of Hawaii Highway Revenue                             NR/AAA
                     Bonds Series 1996, MBIA-IBC Insured,
      1,000,000        5.250%, 07/01/16                                                         1,022,500
                                                                                            -------------
                       Total Hawaii                                                           625,919,520
                                                                                            -------------

                  GUAM (0.2%)
                  Government of Guam Ltd.                                     Aaa/AAA
                     Water System Revenue Bonds, FSA Insured,
      1,500,000        7.000%, 07/01/09                                                         1,556,175
                                                                                            -------------
                       Total Guam                                                               1,556,175
                                                                                            -------------

                  PUERTO RICO (3.6%)
                  Puerto Rico Commonwealth Highway & Transit Auth.,           Aaa/AAA
                     Series A, Revenue Bonds, AMBAC Insured,
      8,035,000        5.000%, 07/01/28                                                         8,024,956
                  Puerto Rico Public Buildings Authority                      Aaa/AAA
                     Guaranteed Revenue Bonds, Series B,
                     AMBAC Insured,
     10,390,000        5.000%, 07/01/27                                                        10,325,063
                  Puerto Rico Electric Power Authority                        Aaa/AAA
                     Power Revenue Bonds, FSA Insured,
      1,000,000        4.750%, 07/01/21                                                           973,750
                  Puerto Rico Electric Power Authority                        Aaa/AAA
                     Power Revenue Bonds, Series DD
                     MBIA-IBC Insured,
      4,305,000        5.000%, 07/01/28                                                         4,278,094
                                                                                            -------------
                       Total Puerto Rico                                                       23,601,863
                                                                                            -------------

                  Total Investments (cost $612,978,084**)          99.6%                    $ 651,077,558
                  Other assets in excess of liabilities             0.4                         2,377,201
                                                                  ------                    -------------
                  Net Assets                                      100.0%                    $ 653,454,759
                                                                  ======                    =============


                  * Any security not rated has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
                  ** Cost for Federal tax purposes is identical


                          PORTFOLIO ABBREVIATIONS:
               AMBAC   American Municipal Bond Assurance Corp.
               FSA     Financial Security Assurance Co.
               FGIC    Financial Guaranty Insurance Co.
               FHA     Federal Housing Administration
               FNMA    Federal National Mortgage Association
               MBIA    Municipal Bond Investors Assurance Corp.


                 See accompanying notes to financial statements

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1999

ASSETS
   Investments at value (cost $612,978,084)                                                $ 651,077,558
   Cash                                                                                        1,179,552
   Interest receivable                                                                        10,331,752
   Receivable for Trust shares sold                                                              560,101
   Other assets                                                                                    9,842
                                                                                           -------------
   Total assets                                                                              663,158,805
                                                                                           -------------

LIABILITIES
   Payable for investment securities purchased                                                 7,815,831
   Dividends payable                                                                             614,469
   Payable for Trust shares redeemed                                                             601,460
   Distribution fees payable                                                                     339,104
   Adviser and Administrator fees payable                                                        220,838
   Accrued expenses                                                                              112,344
                                                                                           -------------
   Total liabilities                                                                           9,704,046
                                                                                           -------------

NET ASSETS                                                                                 $ 653,454,759
                                                                                           =============

   Net Assets consist of:
   Capital Stock, no par value, authorized an unlimited number of shares                   $ 609,680,284
   Undistributed net realized gains on investments                                             3,594,338
   Undistributed net investment income                                                         2,080,663
   Net unrealized appreciation on investments                                                 38,099,474
                                                                                           -------------
                                                                                           $ 653,454,759
                                                                                           =============

CLASS A
   Net Assets                                                                              $ 640,131,345
                                                                                           =============
   Capital shares outstanding                                                                 54,925,041
                                                                                           =============
   Net asset value and redemption price per share                                          $       11.65
                                                                                           =============
   Offering price per share (100/96 of $11.65 adjusted to nearest cent)                    $       12.14
                                                                                           =============

CLASS C
   Net Assets                                                                              $  10,735,753
                                                                                           =============
   Capital shares outstanding                                                                    921,588
                                                                                           =============
   Net asset value and offering price per share                                            $       11.65
                                                                                           =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower,
      if redeemed during the first 12 months after purchase)                               $       11.65*
                                                                                           =============

CLASS Y
   Net Assets                                                                              $   2,587,661
                                                                                           =============
   Capital shares outstanding                                                                    221,742
                                                                                           =============
   Net asset value, offering and redemption price per share                                $       11.67
                                                                                           =============

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MARCH 31, 1999

INVESTMENT INCOME:
     Interest income                                                                        $  35,852,271

Expenses:
     Investment Adviser fees (note 3)                                      $     912,501
     Administrator fees (note 3)                                               1,694,655
     Distribution and service fees (note 3)                                    1,367,455
     Transfer and shareholder servicing agent fees                               339,422
     Trustees' fees and expenses (note 8)                                        169,327
     Legal fees                                                                   93,634
     Shareholders' reports and proxy statements                                   92,749
     Custodian fees                                                               61,413
     Registration fees and dues                                                   35,589
     Audit and accounting fees                                                    22,300
     Insurance                                                                    10,485
     Miscellaneous                                                                68,059
                                                                           -------------
                                                                               4,867,589

     Expenses paid indirectly (note 7)                                          (267,278)
                                                                           -------------
           Net expenses                                                                         4,600,311
                                                                                            -------------
           Net investment income                                                               31,251,960

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

     Net realized gain from securities transactions                            6,224,420
     Change in unrealized appreciation on investments                         (4,388,807)
                                                                           -------------

     Net realized and unrealized gain on investments                                            1,835,613
                                                                                            -------------
     Net increase in net assets resulting from operations                                   $  33,087,573
                                                                                            =============


                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                YEAR ENDED MARCH 31,
                                                                         --------------------------------
                                                                              1999               1998
                                                                         -------------      -------------

OPERATIONS:
   Net investment income                                                 $  31,251,960      $  32,660,069
   Net realized gain from securities transactions                            6,224,420          3,486,866
   Change in unrealized appreciation on investments                         (4,388,807)        22,640,184
                                                                         -------------      -------------
      Change in net assets resulting from operations                        33,087,573         58,787,119
                                                                         -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
   Class A Shares:
   Net investment income, tax-exempt                                       (30,838,116)       (29,979,152)
   Net investment income, taxable                                               (4,256)                 -
   Net realized gain on investments                                         (2,577,865)        (3,442,638)

   Class C Shares:
   Net investment income, tax-exempt                                          (339,168)          (217,304)
   Net investment income, taxable                                                  (72)                 -
   Net realized gain on investments                                            (37,852)           (37,620)

   Class Y Shares:
   Net investment income, tax-exempt                                           (99,065)           (19,583)
   Net investment income, taxable                                                  (17)                 -
   Net realized gain on investments                                             (9,383)            (6,608)
                                                                         -------------      -------------
   Change in net assets from distributions                                 (33,905,794)       (33,702,905)
                                                                         -------------      -------------

CAPITAL SHARE TRANSACTIONS (NOTE 9):
   Proceeds from shares sold                                                45,134,896         48,300,227
   Reinvested dividends and distributions                                   17,971,550         17,263,035
   Cost of shares redeemed                                                 (65,256,694)       (80,580,151)
                                                                         -------------      -------------
      Change in net assets from capital share transactions                  (2,150,248)       (15,016,889)
                                                                         -------------      -------------
      Change in net assets                                                  (2,968,469)        10,067,325

NET ASSETS:
   Beginning of period                                                     656,423,228        646,355,903
                                                                         -------------      -------------
   End of period                                                         $ 653,454,759      $ 656,423,228
                                                                         -------------      -------------


                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                          NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

     Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 21, 1998, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At March 31, 1999, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

     Management affairs of the Trust are conducted through two separate management arrangements.

     Pacific Century Trust (the "Adviser"), a division of Bank of Hawaii, serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, including maintenance of the Trust's accounting books and records, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14 of 1% of the net assets of the Trust.

     The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Trust's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26 of 1% of the net assets of the Trust.

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the year ended March 31, 1999.

     For the year ended March 31, 1999, the Trust incurred fees under the Advisory Agreement and Administration Agreement of $912,501 and $1,694,655, respectively.

b)  DISTRIBUTION AND SERVICE FEES:

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the year ended March 31, 1999, service fees on Class A Shares amounted to $1,282,669, of which the Distributor received $70,253.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the year ended March 31, 1999, amounted to $63,590. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the year ended March 31, 1999, amounted to $21,196. The total of these payments made with respect to Class C Shares amounted to $84,786, of which the Distributor received $45,213.

     Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Hawaii, with the bulk of sales commissions inuring to such dealers. For the year ended March 31, 1999, the Distributor received commissions of $92,410 on sales of Class A Shares.

4.  PURCHASES AND SALES OF SECURITIES

     During the year ended March 31, 1999, purchases of securities and proceeds from the sales of securities aggregated $104,481,764 and $89,733,251, respectively.

     At March 31, 1999, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $38,532,237 and gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $432,763 for a net unrealized appreciation of $38,099,474 on sales of Class A Shares.

5.  PORTFOLIO ORIENTATION

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

6.  DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. Also, annual capital gains distributions, if any, are taxable.

7.  EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. TRUSTEES' FEES AND EXPENSES

     During the fiscal year there were 11 Trustees, one of which is affiliated with the Administrator and is not paid any trustee fees. Trustees' fees paid during the year were at the annual rate of $12,000 for carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings. A meeting of the independent trustees is often held prior to each quarterly Board Meeting for which each attendee is paid a fee of $250. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the fiscal year ended March 31, 1999, such reimbursements averaged approximately $3,100 per Trustee.

9. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                              YEAR ENDED                          YEAR ENDED
                                            MARCH 31, 1999                      MARCH 31, 1998
                                    -------------------------------     --------------------------------
                                        SHARES            AMOUNT            SHARES             AMOUNT
                                    -------------     -------------     -------------       ------------
CLASS A SHARES:
   Proceeds from shares sold            3,332,950     $  38,989,739         3,752,188       $ 43,271,862
   Reinvested distributions             1,509,482        17,670,897         1,480,881         17,114,154
   Cost of shares redeemed             (5,443,402)      (63,676,622)       (6,777,819)       (78,338,324)
                                    -------------     -------------     -------------       ------------
      Net change                         (600,970)       (7,015,986)       (1,544,750)       (17,952,308)
                                    -------------     -------------     -------------       ------------

CLASS C SHARES:
   Proceeds from shares sold421,329     4,931,665           327,859         3,780,103
   Reinvested distributions                16,958           198,529            10,794            123,070
   Cost of shares redeemed               (135,233)       (1,580,072)         (198,156)        (2,241,827)
                                    -------------     -------------     -------------       ------------
      Net change                          303,054         3,550,122           140,497          1,661,346
                                    -------------     -------------     -------------       ------------

CLASS Y SHARES:
   Proceeds from shares sold              103,622         1,213,492           107,201          1,248,262
   Reinvested distributions                 8,702           102,124             2,207             25,811
   Cost of shares redeemed                      -                 -                 -                  -
                                    -------------     -------------     -------------       ------------
      Net change                          112,324         1,315,616           109,408          1,274,073
                                    -------------     -------------     -------------       ------------
Total transactions in Trust
   shares                                (185,592)    $  (2,150,248)       (1,294,845)      $(15,016,889)
                                    =============     =============     =============       =============


                             HAWAIIAN TAX-FREE TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           Class A(1)
                                                        -------------------------------------------------
                                                                      Year ended March 31,
                                                        -------------------------------------------------
                                                          1999      1998      1997       1996      1995
                                                        -------    -------   -------   -------    -------
Net Asset Value, Beginning of Period.................    $11.67    $11.23    $11.31     $11.13    $11.19
                                                        -------    -------   -------   -------    -------

Income from Investment Operations:
   Net investment income.............................     0.56      0.57      0.59       0.61      0.62
   Net gain (loss) on securities (both
      realized and unrealized).......................     0.03      0.46     (0.08)      0.18     (0.01)
                                                        -------    -------   -------   -------    -------
   Total from Investment Operations..................     0.59      1.03      0.51       0.79      0.61
                                                        -------    -------   -------   -------    -------

Less Distributions (note 6):
   Dividends from net investment income..............    (0.57)    (0.54)    (0.58)    (0.61)     (0.62)
   Distributions from capital gains..................    (0.04)    (0.05)    (0.01)      -        (0.05)
                                                        -------    -------   -------   -------    -------
   Total Distributions...............................    (0.61)    (0.59)    (0.59)     (0.61)    (0.67)
                                                        -------    -------   -------   -------    -------

Net Asset Value, End of Period.......................    $11.65    $11.67    $11.23     $11.31    $11.13
                                                        =======    =======   =======   =======    =======

Total Return (not reflecting sales
   charge)(%)........................................     5.17      9.37      4.67       7.16      5.75

Ratios/Supplemental Data
   Net Assets, End of Period ($ thousands)...........   640,131    647,930   640,989   659,925    642,556
   Ratio of Expenses to Average Net
      Assets (%).....................................     0.74      0.73      0.75       0.73      0.77
   Ratio of Net Investment Income to
      Average Net Assets (%).........................     4.76      4.96      5.11       5.31      5.63
   Portfolio Turnover Rate (%).......................      14         9         9         28        33

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of Expenses to Average Net
      Assets (%).....................................     0.70      0.72      0.73       0.72      0.75

(1) Designated as Class A Shares on April 1, 1996.


                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        Class C(1)                   Class Y(1)
                                               --------------------------    ---------------------------
                                                  Year Ended March 31,           Year Ended March 31,
                                               --------------------------    ---------------------------
                                                1999      1998      1997      1999       1998      1997
                                               ------    ------    ------    ------     ------    ------
Net Asset Value, Beginning of
   Period..................................    $11.66    $11.23    $11.31    $11.68     $11.24    $11.31
                                               ------    ------    ------    ------     ------    ------

Income from Investment Operations:
   Net investment income...................     0.46      0.48      0.46      0.59       0.67      0.74
   Net gain (loss) on securities (both
      realized and unrealized).............     0.05      0.45     (0.08)     0.03       0.45     (0.07)
                                               ------    ------    ------    ------     ------    ------
   Total from Investment
      Operations...........................     0.51      0.93      0.38      0.62       1.12      0.67
                                               ------    ------    ------    ------     ------    ------

Less Distributions (note 6):
   Dividends from net investment
      income...............................    (0.48)    (0.45)    (0.45)    (0.59)     (0.63)    (0.73)
   Distributions from capital
      gains................................    (0.04)    (0.05)    (0.01)    (0.04)     (0.05)    (0.01)
                                               ------    ------    ------    ------     ------    ------
   Total Distributions.....................    (0.52)    (0.50)    (0.46)    (0.63)     (0.68)    (0.74)
                                               ------    ------    ------    ------     ------    ------

Net Asset Value, End of Period.............    $11.65    $11.66    $11.23    $11.67     $11.68    $11.24
                                               ======    ======    ======    ======     ======    ======

Total Return (not reflecting sales
   charge) (%).............................     4.45      8.40      3.41      5.45       10.24     6.14

Ratios/Supplemental Data
   Net Assets, End of Period
      ($ thousands)........................    10,736     7,215     5,367     2,588      1,278      0.1
   Ratio of Expenses to Average Net
      Assets (%)...........................     1.53      1.52      1.53      0.54       0.52      0.55
   Ratio of Net Investment Income
      to Average Net Assets (%)............     3.95      4.11      4.04      4.96       5.02      4.90
   Portfolio Turnover Rate (%).............      14         9         9        14          9         9

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of Expenses to Average Net
      Assets (%)...........................     1.49      1.51      1.51      0.49       0.51      0.53


(1) New Class of Shares established on April 1, 1996.


                 See accompanying notes to financial statements.

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

     This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

     As reported in the financial statements for the fiscal year ended March 31, 1999, 92.18% of the total amount of dividends reported by the Trust should be considered "exempt-interest dividends," 7.79% of such dividends should be considered a capital gain dividend and the balance should be considered ordinary dividend income. 20.80% of the Trust's dividends was derived from interest on "private activity bonds."

     The Trust hereby designates $31,013,105 as exempt-interest dividends for the fiscal year ended March 31, 1999, where such dividends are not subject to regular Federal income tax.

     Prior to January 31, 1999, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 1998 CALENDAR YEAR.

PREPARING FOR YEAR 2000 (UNAUDITED)

     The Trustees and officers of the Trust have been monitoring issues involving preparedness for the turn of the century for some time in an effort to minimize or eliminate any potential impact upon the Trust and its shareholders. Our officers have focussed significant time and effort in order that the various computerized functions that could affect the Trust are ready by the beginning of the year 2000.

     The Trust is highly reliant on certain mission-critical suppliers' services. Each supplier of these services has provided the Trust's officers with assurances that it is actively addressing potential problems relating to the year 2000. The officers, in turn, are monitoring and will continue to monitor the progress of its suppliers.

     As you can well understand, we cannot directly control our supplier operations. We assure you, however, that we recognize a responsibility to inform our shareholders if in the future we become aware of any developments which would lead us to believe that the Trust will be significantly affected by year 2000 problems.


     We will continue to keep you up-to-date through future communications.